CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended				6 Months Ended				11 Months Ended	12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2021
Revenue		$ 2,134,000		$ 1,540,000		$ 4,238,000		$ 3,900,000		$ 8,196,306
Cost of revenue		873,000		365,000		1,287,000		637,000
Total gross profit		1,261,000		1,175,000		2,951,000		3,263,000
Operating expenses:
Research and development		12,634,000		7,496,000		25,083,000		14,431,000
General and administrative		12,785,000		2,711,000		24,345,000		5,232,000
Sales and marketing		1,487,000		644,000		2,963,000		957,000
Total operating expenses		26,906,000		10,851,000		52,391,000		20,620,000
Loss from operations		(25,645,000)		(9,676,000)		(49,440,000)		(17,357,000)
Other (expense) income, net:
Interest expense, net of interest income		(1,040,000)		(405,000)		(2,244,000)		(481,000)
Change in fair value of derivative warrant liabilities		8,687,000		0		14,509,000		0
Change in fair value of earn-out liability		8,024,000		0		17,658,000		0
Transaction costs		0		0		(927,000)		0
Other income (expense)		0		7,000		0		(23,000)
Total other income (expense), net		15,671,000		(398,000)		28,996,000		(504,000)
Net loss before provision for income taxes		(9,974,000)		(10,074,000)		(20,444,000)		(17,861,000)
Provision for income taxes		0		0		0		0
Net loss		$ (9,974,000)		$ (10,074,000)		$ (20,444,000)		$ (17,861,000)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic		114,096,390	[1]	21,977,123	[1]	84,060,966	[1]	21,912,665	[1]	17,146,853
Weighted average shares used in computing net loss per share attributable to common stockholders – diluted		114,096,390	[1]	21,977,123	[1]	84,060,966	[1]	21,912,665	[1]	17,146,853
Net loss per share attributed to common stockholders—basic		$ (0.09)		$ (0.46)		$ (0.24)		$ (0.82)
Net loss per share attributed to common stockholders—diluted		$ (0.09)		$ (0.46)		$ (0.24)		$ (0.82)
Rigetti Holdings Inc [Member]
Revenue										$ 8,196,306	$ 5,542,598
Cost of revenue										1,623,336	1,491,610
Total gross profit										6,572,970	4,050,988
Operating expenses:
Research and development										26,927,599	24,099,335
General and administrative										11,299,068	13,157,735
Sales and marketing										2,474,968	1,885,565
Total operating expenses										40,701,635	39,142,635
Loss from operations										(34,128,665)	(35,091,647)
Other (expense) income, net:
Gain on extinguishment of debt										0	8,913,532
Change in fair value of derivative warrant liabilities										(1,664,133)	0
Interest expense										(2,465,135)	(51,666)
Interest income										9,852	60,154
Other income (expense)										6,582	42,131
Total other income (expense), net										(4,112,834)	8,964,151
Net loss before provision for income taxes										(38,241,499)	(26,127,496)
Net loss										$ (38,241,499)	$ (26,127,496)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic	[2]									17,146,853	16,230,951
Weighted average shares used in computing net loss per share attributable to common stockholders – diluted	[2]									17,146,853	16,230,951
Net loss per share attributed to common stockholders—basic	[2]									$ (2.23)	$ (1.61)
Net loss per share attributed to common stockholders—diluted	[2]									$ (2.23)	$ (1.61)

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.
[2]	Weighted-average shares and net loss per share have been retroactively restated to give effect to the Business Combination.